SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands			3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 13, 2021 USD ($) $ / shares	Jun. 22, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares segment reportingUnit	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Number of reporting units | reportingUnit					1
Number of operating segments | segment					1
Cash and cash equivalents			$ 497,241	$ 497,241	$ 497,241	$ 840,913	$ 85,688
Maximum contractual obligation			650,092	650,092	650,092
Derivative liability			$ 4,189	$ 4,189	4,189
Reclassification from mezzanine equity to equity after elimination of put right					5,532
Goodwill impairment					0	0	0
Impairment of indefinite-lived intangible assets					0		0
Impairment of long-lived assets held-for-use					0	0	0
Advertising expense					1,900	700	2,500
Foreign currency gain (loss)					$ 1,400	(800)
Number Of Business Components | reportingUnit					2
Wabash Valley Resources, Amended Membership Interest Purchase Agreement
Restricted Cash and Cash Equivalents Items [Line Items]
Equity method investment, ownership percentage		20.00%
Sale of stock, consideration received on transaction		$ 10,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 14.86
First price differential threshold	15 days
Second price differential threshold	5 days
Percentage of closing stock consideration (in percent)	50.00%
Maximum contractual obligation	$ 10,000
Reclassification from temporary to permanent equity	13,200
Derivative liability	7,700
Reclassification from mezzanine equity to equity after elimination of put right	$ 5,500
Wabash Valley Resources, Amended Membership Interest Purchase Agreement | Put Option
Restricted Cash and Cash Equivalents Items [Line Items]
Fair value of Put Right		$ 3,200
Wabash Valley Resources, Amended Membership Interest Purchase Agreement | Exercise price
Restricted Cash and Cash Equivalents Items [Line Items]
Measurement input | $ / shares	14.86		14.86	14.86	14.86
Warrant Liability
Restricted Cash and Cash Equivalents Items [Line Items]
Change in estimated fair value							$ (3,300)
Derivative Financial Instruments, Put Right Liabilities | Exercise price
Restricted Cash and Cash Equivalents Items [Line Items]
Measurement input | $ / shares		14.86
Derivative Financial Instruments, Liabilities | Wabash Valley Resources, Amended Membership Interest Purchase Agreement
Restricted Cash and Cash Equivalents Items [Line Items]
Change in estimated fair value				$ 104
Settlement			$ 3,400	3,412
Money Market
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents			463,900	463,900	$ 463,900	827,100
Restricted cash			$ 25,000	$ 25,000	$ 25,000	$ 8,400